Voya Solution Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.2%
412,612	Schwab U.S. TIPS ETF	$23,419,857	6.9
46,143	Vanguard Real Estate ETF	4,302,835	1.3

	Total Exchange-Traded Funds (Cost $25,909,558)	27,722,692	8.2

MUTUAL FUNDS: 91.4%
	Affiliated Investment Companies: 91.4%
1,068,551	Voya Floating Rate Fund - Class I	10,140,552	3.0
1,036,677	Voya Global Bond Fund - Class R6	10,024,667	3.0
5,585,377	Voya Intermediate Bond Fund - Class R6	58,311,331	17.3
801,261	Voya Large Cap Value Fund - Class R6	10,304,214	3.0
416,438	Voya Large-Cap Growth Fund - Class R6	19,172,800	5.7
575,332	Voya Multi-Manager Emerging Markets Equity Fund - Class I	6,863,714	2.0
2,588,741	Voya Multi-Manager International Factors Fund - Class I	24,204,730	7.2
4,770,940	Voya Short Term Bond Fund - Class R6	47,089,181	13.9
2,458,465	Voya Strategic Income Opportunities Fund - Class R6	25,346,775	7.5
761,756	Voya U.S. Bond Index Portfolio - Class I	8,356,465	2.5
974,745	Voya U.S. High Dividend Low Volatility Fund - Class R6	11,979,621	3.5
529,590	Voya U.S. Stock Index Portfolio - Class I	8,356,935	2.5
3,328,031	VY BrandywineGLOBAL - Bond Portfolio - Class I	34,777,921	10.3
1,190,067	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	33,607,490	10.0

	Total Mutual Funds (Cost $301,131,121)	308,536,396	91.4

	Total Investments in Securities (Cost $327,040,679)	$336,259,088	99.6
	Assets in Excess of Other Liabilities	1,253,689	0.4
	Net Assets	$337,512,777	100.0

Voya Solution Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$27,722,692	$–	$–	$27,722,692
Mutual Funds	308,536,396	–	–	308,536,396
Total Investments, at fair value	$336,259,088	$–	$–	$336,259,088
Other Financial Instruments+
Futures	162,583	–	–	162,583
Total Assets	$336,421,671	$–	$–	$336,421,671
Liabilities Table
Other Financial Instruments+
Futures	$(226,428)	$–	$–	$(226,428)
Total Liabilities	$(226,428)	$–	$–	$(226,428)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2019, the following futures contracts were outstanding for Voya Solution Income Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	44	12/20/19	$3,355,000	$(98,873)
S&P 500® E-Mini	70	12/20/19	10,424,750	(102,683)
U.S. Treasury Ultra Long Bond	18	12/19/19	3,454,312	86,579
			$17,234,062	$(114,977)
Short Contracts:
Mini MSCI EAFE Index	(111)	12/20/19	(10,536,120)	11,154
Mini MSCI Emerging Markets Index	(70)	12/20/19	(3,506,650)	64,850
U.S. Treasury 10-Year Note	(26)	12/19/19	(3,388,125)	(24,872)
			$(17,430,895)	$51,132

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$17,364,349	$1,042,899	$(8,987,857)	$721,161	$10,140,552	$-	$(487,921)	$-
Voya Global Bond Fund - Class R6	10,436,997	953,366	(1,679,797)	314,101	10,024,667	40,243	72,878	-
Voya Intermediate Bond Fund - Class R6	41,653,488	23,751,820	(10,666,960)	3,572,983	58,311,331	380,170	72,747	-
Voya International Index Portfolio - Class I	6,934,165	15,487	(7,131,718)	182,066	-	-	626,580	-
Voya Large Cap Value Fund - Class R6	13,956,462	745,401	(6,765,372)	2,367,723	10,304,214	-	(345,398)	-
Voya Large-Cap Growth Fund - Class R6	13,958,905	6,000,027	(4,094,761)	3,308,629	19,172,800	-	(330,268)	-
Voya MidCap Opportunities Portfolio - Class I	3,495,513	5,597	(3,617,546)	116,436	-	-	406,745	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	10,422,802	1,032,163	(5,689,682)	1,098,431	6,863,714	-	294,462	-
Voya Multi-Manager International Factors Fund - Class I	17,346,411	9,082,821	(3,699,172)	1,474,670	24,204,730	-	183,257	-
Voya Multi-Manager Mid Cap Value Fund - Class I	3,483,914	3,985	(4,116,025)	628,126	-	-	(95,452)	-
Voya Short Term Bond Fund - Class R6	34,725,373	18,582,402	(7,299,776)	1,081,182	47,089,181	196,646	(161,175)	-
Voya Strategic Income Opportunities Fund - Class R6	-	27,024,200	(1,912,135)	234,710	25,346,775	-	14,781	-
Voya U.S. Bond Index Portfolio - Class I	50,293,766	2,765,415	(46,302,582)	1,599,866	8,356,465	287,716	(285,321)	-
Voya U.S. High Dividend Low Volatility Fund - Class I	12,200,015	961,586	(14,205,616)	1,044,015	-	-	80,779	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	-	11,019,136	(8,088)	968,573	11,979,621	-	678	-
Voya U.S. Stock Index Portfolio - Class I	3,519,805	7,662,259	(3,281,430)	456,301	8,356,935	-	(66,030)	464,250
VY® Goldman Sachs Bond Portfolio - Class I	36,341,907	2,630,672	(6,742,946)	2,548,288	34,777,921	-	55,425	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	35,589,968	2,637,455	(8,643,406)	4,023,473	33,607,490	-	50,917	1,714,123
	$311,723,840	$115,916,691	$(144,844,869)	$25,740,734	$308,536,396	$904,775	$87,684	$2,178,373

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $332,480,353.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$10,551,866
Gross Unrealized Depreciation	(6,836,976)

Net Unrealized Appreciation	$3,714,890